Corporate and Group Information (Tables)	12 Months Ended
Dec. 31, 2023
Corporate and Group Information [Abstract]
Schedule of Direct and Indirect Interests in its Subsidiaries, all of Which are Private Limited Liability Companies

As of the date of this report, the Company had direct and indirect interests in its subsidiaries, all of which are private limited liability companies, the particulars of which are set out below:

				Percentage
				of equity
		Date and place of	Issued ordinary	attributable to
		incorporation / registration	share/	the Company
Name	Notes	and place of operations	registered capital	Direct	Indirect	Principal activities
Alpine Bioscience Ltd. (“Alpine BVI”)		British Virgin Islands 8 January 2018	One share of par value $1	100%	—	Investment holding
Adlai Nortye USA Inc (“Adlai US”)		The United States 30 January 2018	10,000 shares of par value $0.0001 each	—	100%	Clinical studies and testing, and technology development and transfer
Adlai Nortye (Switzerland) AG (“Adlai Swiss”)		Switzerland 21 June 2022	100 shares of par value CHF1’000 each	—	100%	Investment holding
Adlai Nortye PTE.LTD (“Adlai SGP”)		Singapore 22 April 2022	Two shars of par value $1	—	100%	Investment holding
Adlai Nortye (HK) Limited (“Adlai HK”)		Hong Kong 24 April 2018	HKD 0.001	—	100%	Investment holding
Hangzhou Adlai Nortye Biopharma Co., Ltd* (“Adlai Hangzhou”)		the People’s Republic of China (“PRC”)/Mainland China 14 September 2004	RMB 200,000	—	100%	Product research and development, technology transfer and consulting services business
Shanghai Adlai Nortye Biopharma Co., Ltd* (“Adlai Shanghai”)		the People’s Republic of China (“PRC”)/Mainland China 22 December 2021	RMB 10,000	—	100%	Product research and development, technology transfer and consulting services business
Hangzhou Tangchuang Weilai Technolegy Co., Ltd (“Hangzhou Tangchuang”)		the People’s Republic of China (“PRC”)/Mainland China 2 November 2022	RMB 10,000	—	100%	Product research and development, technology transfer and consulting services business
*	The English name of the subsidiary registered in the PRC represents the best efforts made by management of the Company to translate its Chinese name as the subsidiary does not have an official English name.